Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 89.2%

Australia — 3.9%
Australia & New Zealand Banking Group	1,468	$18,106
Brambles	817	6,139
Dexus‡	548	3,489
Fortescue Metals Group	2,048	23,910
GPT Group‡	994	2,777
Mirvac Group‡	1,983	3,096
National Australia Bank	1,504	19,121
OZ Minerals	160	1,606
Qantas Airways	408	1,184
South32	2,768	4,044
Stockland‡	1,243	3,365
Sydney Airport	576	2,418
Telstra	2,060	4,102
Vicinity Centres‡	1,691	1,666
Westpac Banking	1,744	21,035
Woodside Petroleum	1,018	12,818

Total Australia		128,876

Canada — 1.3%
B2Gold	485	3,158
Bank of Montreal	283	16,544
CAE	124	1,814
Gildan Activewear	110	2,168
Kinross Gold	621	5,480
Newmont	55	3,508
Teck Resources, Cl B	291	4,052
Thomson Reuters	85	6,783

Total Canada		43,507

China — 0.8%
Baidu ADR*	64	8,102
BYD, Cl H	246	3,854
China Mobile	2,091	13,342
Lenovo Group	2,840	1,872
Towngas China	437	180

Total China		27,350

Denmark — 1.7%
Coloplast, Cl B	51	8,060
GN Store Nord	55	4,164
ISS	63	832
Novo Nordisk, Cl B	400	27,676
Vestas Wind Systems	87	14,112

Total Denmark		54,844

Finland — 0.4%
Neste	238	12,549

Total Finland		12,549

France — 2.9%
Air France-KLM*	138	479
ALD	48	446
AXA	1,200	22,196
Gecina‡	31	4,096
JCDecaux	47	814
Kering	45	29,947
Legrand	252	20,144
Peugeot	377	6,851
Societe Generale	623	8,267

Total France		93,240

Germany — 2.1%
adidas	105	33,990
Covestro	105	5,214
Henkel & KGaA	59	5,527
LANXESS	52	2,984

Description	Shares	Fair Value

Muenchener Rueckversicherungs- Gesellschaft in Muenchen	86	$21,840
Total Germany		69,555

Hong Kong — 0.2%
China Everbright International.	1,499	851
COSCO SHIPPING Ports	688	392
New World Development	555	2,686
Swire Properties	405	1,066

Total Hong Kong		4,995

Israel — 0.0%
Teva Pharmaceutical Industries ADR*	107	964

Total Israel		964

Japan — 1.2%
Fast Retailing	25	15,612
Nikon	152	1,020
Takeda Pharmaceutical	616	21,868

Total Japan		38,500

Malaysia — 0.1%
IOI	195	209
Malayan Banking	861	1,496
Sime Darby	502	301
Sime Darby Plantation	200	243

Total Malaysia		2,249

Mexico — 0.2%
Cemex	6,177	2,344
Grupo Financiero Banorte, Cl O*	949	3,279
Infraestructura Energetica Nova	194	583

Total Mexico		6,206

Netherlands — 0.5%
ABN AMRO Bank	252	2,113
Akzo Nobel	138	13,983

Total Netherlands		16,096

Norway — 0.1%
DNB*	346	4,796

Total Norway		4,796

Philippines — 0.0%
Ayala	93	1,322

Total Philippines		1,322

Singapore — 0.1%
City Developments	313	1,745
Olam International	355	328
Sembcorp Industries	479	470
Sembcorp Marine*	2,352	251

Total Singapore		2,794

South Africa — 0.4%
Gold Fields	319	3,871
Investec	448	825
Sasol	251	1,941
Standard Bank Group	538	3,470
Vodacom Group	282	2,075

Total South Africa		12,182

Spain — 0.7%
Atlantica Sustainable
Infrastructure	689	19,712
Enagas	132	3,048
Repsol	51	342

Total Spain		23,102

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Shares	Fair Value

Sweden — 1.3%
Assa Abloy, Cl B	402	$9,431
Atlas Copco, Cl A	258	12,353
Atlas Copco, Cl B	153	6,410
BillerudKorsnas	69	1,158
SKF, Cl B	171	3,546
Telefonaktiebolaget LM Ericsson, Cl A	24	286
Telefonaktiebolaget LM Ericsson, Cl B	724	7,945

Total Sweden		41,129

Switzerland — 9.8%
Nestle	1,420	168,572
Roche Holding - BR	16	5,493
Roche Holding - GENUS	395	135,155
SGS	4	10,723

Total Switzerland		319,943

United Kingdom — 3.6%
Lloyds Banking Group	50,178	17,064
Ninety One*	224	590
RELX	1,246	27,750
Standard Chartered	1,836	8,436
Unilever	980	59,174
WPP	838	6,574

Total United Kingdom		119,588

United States — 57.9%

Communication Services— 3.8%
Walt Disney	999	123,956

Consumer Discretionary— 6.3%
Ford Motor	2,341	15,591
Gap	124	2,111
NIKE, Cl B	727	91,267
Starbucks	1,143	98,207
		207,176

Consumer Staples— 6.3%
Colgate-Palmolive	489	37,726
Procter & Gamble	1,211	168,317
		206,043

Energy— 0.1%
Hess	54	2,210
Occidental Petroleum*	21	63
		2,273

Financials— 8.4%
Bank of America	6,328	152,442
Hannon Armstrong Sustainable Infrastructure Capital‡	457	19,318
JPMorgan Chase	719	69,218
Morgan Stanley	689	33,313
		274,291

Health Care— 9.9%
AbbVie	882	77,254
Merck	1,520	126,084
Mylan*	267	3,960
Pfizer	3,162	116,045
		323,343

Industrials— 3.0% 3M	323	51,738
Johnson Controls International	447	18,260
ManpowerGroup	34	2,493
Nielsen Holdings PLC	203	2,879
Rockwell Automation	67	14,786

Description	Shares	Fair Value

Xylem	102	$8,580
		98,736

Information Technology— 16.5%
Enphase Energy*	846	69,871
First Solar*	743	49,187
HP	815	15,477
Microsoft	1,554	326,853
SolarEdge Technologies*	338	80,563
		541,951

Materials— 2.2%
Avery Dennison	50	6,392
Newmont	1,070	67,892
		74,284

Utilities— 1.4%
AES	132	2,391
Brookfield Renewable, Cl A	749	43,900
		46,291

Total United States		1,898,344

Total Common Stock (Cost $2,743,782)		2,922,131

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & KGaA (A)	105	10,996

Total Germany		10,996

Total Preferred Stock (Cost $11,223)		10,996

SHORT-TERM INVESTMENT — 10.2%
Invesco Government & Agency, Cl Institutional, 0.010%(B)	332,674	332,674

Total Short-Term Investment (Cost $332,674)		332,674

Total Investments - 99.7% (Cost $3,087,679)		$3,265,801

Percentages are based on Net Assets of $3,276,435.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

CI — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,921,888	$243	$—	$2,922,131
Preferred Stock	10,996	—	—	10,996
Short-Term Investment	332,674	—	—	332,674
Total Investments in Securities	$3,265,558	$243	$—	$3,265,801

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2020 (Unaudited)

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0500